UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    KS Management Corp.

Address: 11 West 42nd Street, 30th Floor
         New York, New York 10036

13F File Number: 28-11617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jack Swain
Title:   Chief Investment Officer/Chief Compliance Officer
Phone:   (212) 764-3500


Signature, Place and Date of Signing:

   /s/ Jack Swain                New York, New York            May 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2

Form 13F Information Table Entry Total:       46

Form 13F Information Table Value Total:    $86,852
                                          (thousands)


List of Other Included Managers:

1.       028-12162                      KS Capital Partners, L.P.
2.       028-                           KS International, Inc.


                                                    FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2       COLUMN 3   COLUMN 4     COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE                      VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP      (X$1000) PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                  --------        -----      -------- -------  --- ----  ----------  --------  ----    ------  ----
AMERICAN FINL RLTY TR           COM             02607P305  2830     356400   SH        DEFINED     2         356400  0       0
AMERICAN FINL RLTY TR           COM             02607P305  3165     398600   SH        DEFINED     1         398600  0       0
ALFA CORP                       COM             015385107  4298     195562   SH        DEFINED     2         195562  0       0
ALFA CORP                       COM             015385107  4474     203545   SH        DEFINED     1         203545  0       0
BCE INC                         COM NEW         05534B760  2395      70833   SH        DEFINED     2          70833  0       0
BCE INC                         COM NEW         05534B760  2301      68067   SH        DEFINED     1          68067  0       0
BEA SYS INC                     COM             073325102  4344     226850   SH        DEFINED     2         226850  0       0
BEA SYS INC                     COM             073325102  4656     243150   SH        DEFINED     1         243150  0       0
CALIFORNIA COASTAL CMNTYS IN    COM NEW         129915203   725     149768   SH        DEFINED     2         149768  0       0
CALIFORNIA COASTAL CMNTYS IN    COM NEW         129915203   785     162148   SH        DEFINED     1         162148  0       0
GRANT PRIDECO INC               COM             38821G101  3293      66912   SH        DEFINED     2          66912  0       0
GRANT PRIDECO INC               COM             38821G101  3568      72488   SH        DEFINED     1          72488  0       0
HUNTSMAN CORP                   COM             447011107  1137      48265   SH        DEFINED     2          48265  0       0
HUNTSMAN CORP                   COM             447011107  1183      50235   SH        DEFINED     1          50235  0       0
KAISER ALUMINUM CORP            COM PAR $0.01   483007704   337       4865   SH        DEFINED     2           4865  0       0
KAISER ALUMINUM CORP            COM PAR $0.01   483007704   410       5923   SH        DEFINED     1           5923  0       0
LORAL SPACE & COMMUNICATNS L    COM             543881106   748      31361   SH        DEFINED     2          31361  0       0
LORAL SPACE & COMMUNICATNS L    COM             543881106   778      32641   SH        DEFINED     1          32641  0       0
NATIONWIDE FINL SVCS INC        CL A            638612101  1050      22200   SH        DEFINED     2          22200  0       0
NATIONWIDE FINL SVCS INC        CL A            638612101  1139      24100   SH        DEFINED     1          24100  0       0
NAVTEQ CORP                     COM             63936L100  5247      77161   SH        DEFINED     2          77161  0       0
NAVTEQ CORP                     COM             63936L100  5497      80839   SH        DEFINED     1          80839  0       0
NORTHWESTERN CORP               COM NEW         668074305  1782      73108   SH        DEFINED     2          73108  0       0
NORTHWESTERN CORP               COM NEW         668074305  1854      76092   SH        DEFINED     1          76092  0       0
OWENS CORNING NEW               COM             690742101   528      29106   SH        DEFINED     2          29106  0       0
OWENS CORNING NEW               COM             690742101   557      30702   SH        DEFINED     1          30702  0       0
PAETEC HOLDING CORP             COM             695459107    91      13654   SH        DEFINED     2          13654  0       0
PAETEC HOLDING CORP             COM             695459107   109      16346   SH        DEFINED     1          16346  0       0
PORTLAND GEN ELEC CO            COM NEW         736508847   536      23751   SH        DEFINED     2          23751  0       0
PORTLAND GEN ELEC CO            COM NEW         736508847   557      24720   SH        DEFINED     1          24720  0       0
RURAL CELLULAR CORP             CL A            781904107  4860     109890   SH        DEFINED     2         109890  0       0
RURAL CELLULAR CORP             CL A            781904107  5265     119047   SH        DEFINED     1         119047  0       0
SOLUTIA INC                     COM NEW         834376501  1223      87659   SH        DEFINED     2          87659  0       0
SOLUTIA INC                     COM NEW         834376501  1353      96968   SH        DEFINED     1          96968  0       0
THERMADYNE HLDGS CORP NEW       COM PAR $0.01   883435307   167      17032   SH        DEFINED     2          17032  0       0
THERMADYNE HLDGS CORP NEW       COM PAR $0.01   883435307   204      20817   SH        DEFINED     1          20817  0       0
TRANE INC                       COM             892893108  3528      76856   SH        DEFINED     2          76856  0       0
TRANE INC                       COM             892893108  3743      81544   SH        DEFINED     1          81544  0       0
TIME WARNER INC                 COM             887317105   814      32596   SH        DEFINED     2          32596  0       0
TIME WARNER INC                 COM             887317105   849      33982   SH        DEFINED     1          33982  0       0
UAP HLDG CORP                   COM             903441103  1856      48400   SH        DEFINED     2          48400  0       0
UAP HLDG CORP                   COM             903441103  1978      51600   SH        DEFINED     1          51600  0       0
USA MOBILITY INC                COM             90341G103    81      11292   SH        DEFINED     2          11292  0       0
USA MOBILITY INC                COM             90341G103    92      12862   SH        DEFINED     1          12862  0       0
XM SATELLITE RADIO HLDGS INC    CL A            983759101   223      19200   SH        DEFINED     2          19200  0       0
XM SATELLITE RADIO HLDGS INC    CL A            983759101   242      20800   SH        DEFINED     1          20800  0       0



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